Filed pursuant to Rule 497(j)

Registration Nos. 333-174332 and 811-22559

Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361 www.chapman.com

October 19, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Exchange-Traded Fund IV
(Registration Nos. 333-174332 and 811-22559)

Ladies and Gentlemen:

On behalf of First Trust Exchange-Traded Fund IV (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the “Securities Act”), this letter serves to certify that Post-Effective Amendment No. 214 to the Registration Statement under the Securities Act on Form N-1A (the “Registration Statement”) of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to FT Cboe Vest Rising Dividend Achievers Target Income ETF, a series of the Registrant. Post-Effective Amendment No. 214 was filed electronically with the Securities and Exchange Commission on October 17, 2022.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures